                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-08572

                               BISHOP STREET FUNDS
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Address of principal executive offices)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-262-9565

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2009

                    DATE OF REPORTING PERIOD: MARCH 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

Strategic Growth Fund (unaudited)

                             Schedule of Investments
                              as of March 31, 2009

                                                                                      Value
    Shares                                                                            (000)
---------------                                                                  ---------------
                                      COMMON STOCK - 99.5%
CONSUMER DISCRETIONARY - 10.0%
         16,400   Apollo Group, Cl A *                                           $         1,285
         42,700   GameStop, Cl A *                                                         1,196
         22,400   McDonald's                                                               1,222
         24,600   Nike, Cl B                                                               1,154
         48,000   TJX                                                                      1,231
                                                                                 ---------------
                                                                                           6,088
                                                                                 ---------------
CONSUMER STAPLES - 6.2%
         43,713   CVS                                                                      1,201
         25,900   General Mills                                                            1,292
         34,900   Philip Morris International                                              1,242
                                                                                 ---------------
                                                                                           3,735
                                                                                 ---------------
ENERGY - 9.4%
         38,500   National Oilwell Varco *                                                 1,105
         22,900   Occidental Petroleum                                                     1,274
         36,600   Southwestern Energy *                                                    1,087
         48,900   Suncor Energy                                                            1,086
         19,121   Transocean *                                                             1,125
                                                                                 ---------------
                                                                                           5,677
                                                                                 ---------------
FINANCIALS - 7.9%
         29,600   ACE                                                                      1,196
          5,158   CME Group, Cl A                                                          1,271
         55,100   Nasdaq Stock Market *                                                    1,079
         40,400   State Street                                                             1,243
                                                                                 ---------------
                                                                                           4,789
                                                                                 ---------------
HEALTH CARE - 20.1%
         48,500   Aetna                                                                    1,180
         24,800   Amgen *                                                                  1,228
         26,400   Baxter International                                                     1,352
         17,400   Becton Dickinson                                                         1,170
         66,600   Cigna                                                                    1,172
         25,300   Express Scripts, Cl A *                                                  1,168
         21,800   Genzyme *                                                                1,295
         25,500   Gilead Sciences *                                                        1,181
         54,300   Schering-Plough                                                          1,279
         32,700   Thermo Fisher Scientific *                                               1,166
                                                                                 ---------------
                                                                                          12,191
                                                                                 ---------------
INDUSTRIALS - 19.4%
         24,300   Danaher                                                                  1,318
          8,000   First Solar *                                                            1,062
         27,800   ITT                                                                      1,069
         16,800   Lockheed Martin                                                          1,160
         20,400   Precision Castparts                                                      1,222
         26,200   Stericycle *                                                             1,250
         60,200   Tyco International                                                       1,177

March 31, 2009                                         www.bishopstreetfunds.com

Strategic Growth Fund (unaudited)

                             Schedule of Investments
                        as of March 31, 2009 (continued)

                                                                                      Value
    Shares                                                                            (000)
---------------                                                                  --------------
INDUSTRIALS (CONTINUED)
         28,600   Union Pacific                                                  $         1,176
         28,100   United Technologies                                                      1,208
         16,500   W.W. Grainger                                                            1,158
                                                                                 ---------------
                                                                                          11,800
                                                                                 ---------------
INFORMATION TECHNOLOGY - 24.5%
         41,000   Accenture, Cl A                                                          1,127
         59,600   Broadcom, Cl A *                                                         1,191
          3,200   Google, Cl A *                                                           1,114
         42,100   Hewlett-Packard                                                          1,350
         67,400   MEMC Electronic Materials *                                              1,111
         70,700   Microsoft                                                                1,299
         74,500   Oracle                                                                   1,346
         30,900   Qualcomm                                                                 1,202
         77,900   Red Hat *                                                                1,390
         80,400   Symantec *                                                               1,201
         60,400   Western Digital *                                                        1,168
        106,193   Western Union                                                            1,335
                                                                                 ---------------
                                                                                          14,834
                                                                                 ---------------
MATERIALS - 2.0%
         14,500   Monsanto                                                                 1,205
                                                                                 ---------------
TOTAL COMMON STOCK (Cost $75,266)                                                         60,319
                                                                                 ---------------
TOTAL INVESTMENTS (Cost $75,266) + - (99.5%)                                     $        60,319
                                                                                 ===============

PERCENTAGES ARE BASED ON NET ASSETS OF $60,642 ($ THOUSANDS).

*    NON-INCOME PRODUCING SECURITY.

CL - CLASS

COST FIGURES ARE SHOWN IN THOUSANDS.

+ AT MARCH 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $77,530, ($ THOUSANDS), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $3,741 ($ THOUSANDS) AND $(20,952) ($ THOUSANDS), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SEE END OF FORM N-Q FILING FOR FAS 157 DISCLOSURE.

BSF-QH-001-1000

March 31, 2009                                         www.bishopstreetfunds.com

Large Cap Core Equity Fund (unaudited)

                             Schedule of Investments
                              as of March 31, 2009

                                                                                      Value
    Shares                                                                            (000)
---------------                                                                  ---------------
                              COMMON STOCK - 99.4%
CONSUMER DISCRETIONARY - 9.3%
          9,000   Bed Bath & Beyond *                                            $           223
         11,010   Best Buy (A)                                                               418
          6,900   Carnival (A)                                                               149
         17,810   Coach *(A)                                                                 297
         17,520   Comcast, Cl A                                                              239
         14,900   DISH Network, Cl A *                                                       166
         19,300   Expedia *                                                                  175
          4,900   GameStop, Cl A *                                                           137
          7,100   International Game Technology                                               65
         13,300   Johnson Controls (A)                                                       160
          6,600   Kohl's *(A)                                                                279
         16,340   Lowe's                                                                     298
         29,100   News, Cl A                                                                 193
          4,500   Nike, Cl B                                                                 211
         17,500   Staples                                                                    317
          2,813   Time Warner Cable, Cl A                                                     70
         11,207   Time Warner                                                                216
          4,100   VF                                                                         234
          5,300   Walt Disney                                                                 96
          6,100   Yum! Brands                                                                168
                                                                                 ---------------
                                                                                           4,111
                                                                                 ---------------
CONSUMER STAPLES - 11.7%
         19,190   Archer-Daniels-Midland                                                     533
         15,300   CVS                                                                        421
          7,300   Kimberly-Clark                                                             337
         13,010   PepsiCo                                                                    670
         15,610   Philip Morris International                                                555
         13,550   Procter & Gamble                                                           638
         21,520   SYSCO                                                                      491
         33,550   Tyson Foods, Cl A                                                          315
          8,430   Walgreen                                                                   219
         18,530   Wal-Mart Stores                                                            965
                                                                                 ---------------
                                                                                           5,144
                                                                                 ---------------
ENERGY - 13.9%
          4,838   Apache                                                                     310
          5,400   Canadian Natural Resources                                                 208
         15,400   Chesapeake Energy                                                          263
         21,860   Chevron (A)                                                              1,470
          6,400   Consol Energy                                                              162
          7,000   Devon Energy                                                               313
         44,400   El Paso                                                                    277
         13,300   Halliburton                                                                206
         20,920   Marathon Oil                                                               550
         16,500   Nabors Industries *(A)                                                     165

March 31, 2009                                         www.bishopstreetfunds.com

Large Cap Core Equity Fund (unaudited)

                             Schedule of Investments
                        as of March 31, 2009 (continued)

                                                                                      Value
    Shares                                                                            (000)
---------------                                                                  ---------------
ENERGY (CONTINUED)
         15,120   National Oilwell Varco *                                       $           434
         13,800   Nexen (A)                                                                  234
          6,000   Noble Energy                                                               323
          9,600   Noble (A)                                                                  231
          6,400   Range Resources                                                            263
         17,272   Valero Energy                                                              309
         14,100   XTO Energy                                                                 432
                                                                                 ---------------
                                                                                           6,150
                                                                                 ---------------
FINANCIALS - 10.5%
          5,306   ACE                                                                        214
         10,850   Aflac (A)                                                                  210
          7,200   Allstate                                                                   138
          6,800   Annaly Capital Management +                                                 94
         59,564   Bank of America                                                            406
         12,000   Bank of New York Mellon                                                    339
          3,500   Capital One Financial (A)                                                   43
          3,200   Chubb                                                                      136
         46,110   Citigroup (A)                                                              117
          1,085   CME Group, Cl A                                                            267
         25,500   Host Hotels & Resorts (A)+                                                 100
          2,500   IntercontinentalExchange *                                                 186
         30,820   JPMorgan Chase                                                             819
         24,600   Keycorp                                                                    194
          4,917   Loews                                                                      109
          7,900   MetLife                                                                    180
         11,260   Morgan Stanley                                                             256
          1,800   Northern Trust                                                             108
         10,700   State Street                                                               329
          6,630   Travelers                                                                  270
          7,732   Wells Fargo                                                                110
                                                                                 ---------------
                                                                                           4,625
                                                                                 ---------------
HEALTH CARE - 16.7%
          6,937   Abbott Laboratories                                                        331
         13,500   Aetna                                                                      329
          4,067   Allergan                                                                   194
          7,600   Amgen *                                                                    376
         15,700   Bristol-Myers Squibb                                                       344
          7,600   Celgene *                                                                  338
          1,900   Cephalon *(A)                                                              129
         10,800   Forest Laboratories *                                                      237
          5,690   Genzyme *                                                                  338
          8,500   Gilead Sciences *(A)                                                       394
         20,110   Johnson & Johnson                                                        1,058
          9,200   McKesson                                                                   322
         11,300   Medtronic                                                                  333
         22,480   Pfizer (A)                                                                 306
         30,360   Schering-Plough                                                            715

March 31, 2009                                         www.bishopstreetfunds.com

Large Cap Core Equity Fund (unaudited)

                             Schedule of Investments
                        as of March 31, 2009 (continued)

                                                                                       Value
    Shares                                                                             (000)
---------------                                                                  ---------------
HEALTH CARE (CONTINUED)
          9,800   St. Jude Medical *                                             $           356
          8,700   Thermo Fisher Scientific *                                                 310
         14,070   UnitedHealth Group                                                         295
         11,117   Wyeth                                                                      479
          5,570   Zimmer Holdings *                                                          203
                                                                                 ---------------
                                                                                           7,387
                                                                                 ---------------
INDUSTRIALS - 9.8%
         10,700   Boeing (A)                                                                 381
          9,520   Caterpillar (A)                                                            266
         10,000   Deere                                                                      329
         11,620   Dover                                                                      306
          7,900   Fluor                                                                      273
         65,237   General Electric                                                           660
          8,514   Illinois Tool Works (A)                                                    263
          3,730   L-3 Communications Holdings, Cl 3                                          253
          8,240   Norfolk Southern                                                           278
          7,567   Parker Hannifin                                                            257
          7,300   Precision Castparts                                                        437
          6,500   Union Pacific (A)                                                          267
          7,900   United Technologies                                                        339
                                                                                 ---------------
                                                                                           4,309
                                                                                 ---------------
INFORMATION TECHNOLOGY - 18.7%
          6,000   Accenture, Cl A (A)                                                        165
         10,120   Adobe Systems *                                                            217
          8,440   Apple *(A)                                                                 887
          9,900   Applied Materials                                                          106
         14,800   Broadcom, Cl A *                                                           296
         15,300   CA                                                                         269
         51,010   Cisco Systems *                                                            856
         22,860   Corning                                                                    303
         23,250   EMC *                                                                      265
          2,190   Google, Cl A *                                                             762
         20,500   Hewlett-Packard                                                            657
         28,100   Intel                                                                      423
          8,830   MEMC Electronic Materials *                                                146
         58,280   Microsoft                                                                1,071
         38,540   Oracle                                                                     696
         16,700   Qualcomm                                                                   650
          3,700   Research In Motion *                                                       159
         21,400   Symantec *(A)                                                              320
                                                                                 ---------------
                                                                                           8,248
                                                                                 ---------------
MATERIALS - 2.9%
          9,690   Alcoa (A)                                                                   71
         17,600   Dow Chemical (A)                                                           148
         12,060   Freeport-McMoRan Copper & Gold (A)                                         460
          2,500   Monsanto                                                                   208
          4,800   Mosaic (A)                                                                 201

March 31, 2009                                         www.bishopstreetfunds.com

Large Cap Core Equity Fund (unaudited)

                             Schedule of Investments
                        as of March 31, 2009 (continued)

                                                                                      Value
    Shares                                                                            (000)
---------------                                                                  ---------------
MATERIALS (CONTINUED)
         18,990   Teck Cominco, Cl B                                             $           105
          5,000   United States Steel (A)                                                    106
                                                                                 ---------------
                                                                                           1,299
                                                                                 ---------------
TELECOMMUNICATION SERVICES - 3.5%
         40,150   AT&T                                                                     1,012
          4,800   NII Holdings *                                                              72
         14,820   Verizon Communications (A)                                                 447
                                                                                 ---------------
                                                                                           1,531
                                                                                 ---------------
UTILITIES - 2.4%
         15,700   Duke Energy                                                                225
          3,700   Entergy                                                                    252
          6,190   Exelon                                                                     281
         10,200   Questar                                                                    300
                                                                                 ---------------
                                                                                           1,058
                                                                                 ---------------
TOTAL COMMON STOCK (Cost $67,849)                                                         43,862
                                                                                 ---------------
                           EXCHANGE TRADED FUND - 0.4%
         2,500    SPDR Trust, Ser 1                                                          198
                                                                                 ---------------
TOTAL EXCHANGE TRADED FUND (Cost $245)                                                       198
                                                                                 ---------------
                          CASH EQUIVALENTS (C) - 18.3%
      1,110,749   AIM  Liquid Asset Fund, 0.809% (B)                                       1,111
        511,423   Black Rock FedFund, Institutional Shares, 0.318% (B)                       511
      1,110,749   Black Rock TempFund, Institutional Shares, 0.637% (B)                    1,111
         39,377   Dreyfus Cash Management Fund, Institutional Shares, 0.750%                  39
      1,110,749   Dreyfus Institutional Cash Advantage Fund, 0.707% (B)                    1,111
         39,377   Fidelity Institutional Money Market Portfolio,
                     Institutional Shares, 0.980%                                             39
        973,620   Goldman Sachs Financial Square Government Fund, 0.525% (B)                 974
      1,110,749   JP Morgan Prime Money Market Fund, 0.774% (B)                            1,111
        973,620   JP Morgan U.S. Government Money Market Fund, 0.475% (B)                    974
      1,110,749   Merrill Lynch Select Institutional Fund, 0.684% (B)                      1,111
                                                                                 ---------------
TOTAL CASH EQUIVALENTS (Cost $8,092)                                                       8,092
                                                                                 ---------------

March 31, 2009                                         www.bishopstreetfunds.com

Large Cap Core Equity Fund (unaudited)

                             Schedule of Investments
                        as of March 31, 2009 (continued)

     Face
    Amount                                                                            Value
     (000)                                                                            (000)
---------------                                                                  ---------------
                         REPURCHASE AGREEMENT (B) - 0.3%
$           125   Bank of America 0.393%, dated 03/31/09, to be repurchased on
                     04/01/09, repurchase price $125,277 (collateralized by a
                     corporate obligation, par value $130,263, 6.400%,
                     05/15/38, with a total market value of $131,541)
TOTAL REPURCHASE AGREEMENT (Cost $125)                                           $           125
                                                                                 ---------------
TOTAL INVESTMENTS (Cost $76,311) ++ - (118.4%)                                   $        52,277
                                                                                 ===============

PERCENTAGES ARE BASED ON NET ASSETS OF $44,136 ($ THOUSANDS).

*    NON-INCOME PRODUCING SECURITY.

+    REAL ESTATE INVESTMENT TRUST.

(A) THIS SECURITY OR PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2009. THE TOTAL VALUE OF SECURITIES ON LOAN AT MARCH 31, 2009 WAS $7,859
     ($ THOUSANDS).

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING. THE TOTAL VALUE OF SUCH SECURITIES AS OF MARCH 31, 2009 WAS $8,139 ($ THOUSANDS).

(C)  THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF MARCH 31, 2009.

CL - CLASS
SER - SERIES
SPDR - STANDARD & POOR'S DEPOSITARY RECEIPTS

COST FIGURES ARE SHOWN IN THOUSANDS.

++ AT MARCH 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $77,048 ($ THOUSANDS) AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $928
     ($ THOUSANDS) AND $(25,699) ($ THOUSANDS), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SEE END OF FORM N-Q FILING FOR FAS 157 DISCLOSURE.

BSF-QH-001-1000

March 31, 2009                                         www.bishopstreetfunds.com

High Grade Income Fund (unaudited)

                             Schedule of Investments
                              as of March 31, 2009

    Face
    Amount                                                                            Value
    (000)                                                                             (000)
---------------                                                                  ---------------
                                 CORPORATE OBLIGATIONS - 47.8%
AEROSPACE & DEFENSE - 2.0%
                  Emerson Electric (C)
$           500   5.250%, 10/15/18                                               $           519
                  Rockwell Automation
            800   6.700%, 01/15/28                                                           805
                  United Technologies
          1,200   6.350%, 03/01/11                                                         1,279
                                                                                 ---------------
                                                                                           2,603
                                                                                 ---------------
AUTO FINANCE - 1.0%
                  Toyota Motor Credit
          1,200   5.450%, 05/18/11                                                         1,226
                                                                                 ---------------
BANKS - 4.7%
                  American Express Bank FSB
            600   5.500%, 04/16/13                                                           517
                  Bank of America (A)
          1,325   1.878%, 6/23/09                                                          1,335
                  Bank of Oklahoma (A)
            500   5.750%, 05/15/12                                                           444
                  BHP Billiton Finance
            950   5.250%, 12/15/15                                                           915
                  Citigroup (C)
            700   2.875%, 12/09/11                                                           720
                  JPMorgan Chase
          1,400   5.875%, 06/13/16                                                         1,310
                  Wells Fargo
            850   4.375%, 01/31/13                                                           792
                                                                                 ---------------
                                                                                           6,033
                                                                                 ---------------
BEVERAGES - 1.2%
                  PepsiCo
          1,450   4.650%, 02/15/13                                                         1,539
                                                                                 ---------------
CHEMICALS - 1.2%
                  Monsanto
          1,400   7.375%, 08/15/12                                                         1,550
                                                                                 ---------------

March 31, 2009                                         www.bishopstreetfunds.com

High Grade Income Fund (unaudited)

                             Schedule of Investments
                        as of March 31, 2009 (continued)

    Face
    Amount                                                                            Value
    (000)                                                                             (000)
---------------                                                                  ---------------
COMPUTER HARDWARE - 4.7%
                  Cisco Systems
$         1,500   5.500%, 02/22/16                                               $         1,587
                  Hewlett-Packard
          1,375   4.500%, 03/01/13                                                         1,414
                  IBM
          1,500   8.375%, 11/01/19                                                         1,793
                  Oracle
          1,200   5.250%, 01/15/16                                                         1,224
                                                                                 ---------------
                                                                                           6,018
                                                                                 ---------------
CONSUMER DISCRETIONARY - 2.0%
                  Costco Wholesale
          1,100   5.500%, 03/15/17                                                         1,160
                  Wal-Mart Stores
          1,300   5.375%, 04/05/17                                                         1,368
                                                                                 ---------------
                                                                                           2,528
                                                                                 ---------------
FINANCIALS - 5.5%
                  Bear Stearns LLC
          1,500   7.250%, 02/01/18                                                         1,549
                  Boeing Capital (C)
          1,400   6.500%, 02/15/12                                                         1,476
                  General Electric Capital MTN, Ser A
          1,000   0.112%, 05/28/09 (A)                                                       990
          2,050   5.450%, 01/15/13                                                         1,974
                  Jefferies Group
            675   6.250%, 01/15/36                                                           371
                  John Deere Capital
            550   7.000%, 03/15/12                                                           586
                                                                                 ---------------
                                                                                           6,946
                                                                                 ---------------
FOOD & BEVERAGE - 2.3%
                  ConAgra Foods
          1,475   7.875%, 09/15/10                                                         1,557
                  General Mills
          1,325   6.000%, 02/15/12                                                         1,397
                                                                                 ---------------
                                                                                           2,954
                                                                                 ---------------
HEALTH CARE - 1.1%
                  Johnson & Johnson
          1,200   6.950%, 09/01/29                                                         1,438
                                                                                 ---------------
HOUSEHOLD PRODUCTS - 1.3%
                  Procter & Gamble
          1,300   8.000%, 10/26/29                                                         1,655
                                                                                 ---------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADER - 0.4%
                  Constellation Energy Group
            500   7.000%, 04/01/12                                                           491
                                                                                 ---------------

March 31, 2009                                         www.bishopstreetfunds.com

High Grade Income Fund (unaudited)

                             Schedule of Investments
                        as of March 31, 2009 (continued)

    Face
    Amount                                                                            Value
    (000)                                                                             (000)
---------------                                                                  ---------------
INDUSTRIALS - 0.5%
                  Burlington Northern Santa Fe
$           650   5.650%, 05/01/17                                               $           640
                                                                                 ---------------
MEDIA - 3.9%
                  Comcast
          1,000   6.500%, 01/15/17                                                           990
                  Comcast Cable Holdings
          1,200   7.875%, 08/01/13                                                         1,215
                  Time Warner Cable
          1,350   8.250%, 04/01/19                                                         1,387
                  Walt Disney MTN
          1,300   6.200%, 06/20/14                                                         1,432
                                                                                 ---------------
                                                                                           5,024
                                                                                 ---------------
OIL & GAS - EXPLORATION/PRODUCTION - 2.6%
                  Anadarko Petroleum
          1,250   7.200%, 03/15/29                                                         1,000
                  Devon Energy
          1,200   5.625%, 01/15/14                                                         1,217
                  Occidental Petroleum
          1,000   6.750%, 01/15/12                                                         1,076
                                                                                 ---------------
                                                                                           3,293
                                                                                 ---------------
OIL & GAS - INTEGRATED - 2.4%
                  Atlantic Richfield
          1,385   9.125%, 03/01/11                                                         1,563
                  ConocoPhillips
          1,500   4.750%, 10/15/12                                                         1,549
                                                                                 ---------------
                                                                                           3,112
                                                                                 ---------------
PHARMACEUTICALS - 4.3%
                  Abbott Laboratories
          1,400   5.600%, 05/15/11                                                         1,501
                  Bristol-Myers Squibb
            680   5.450%, 05/01/18                                                           698
                  Genentech
          1,300   4.750%, 07/15/15                                                         1,299
                  Pfizer
            850   6.200%, 03/15/19                                                           906
                  Teva Pharmaceutical Finance LLC
          1,000   5.550%, 02/01/16                                                         1,041
                                                                                 ---------------
                                                                                           5,445
                                                                                 ---------------
RETAIL - FOOD - 1.2%
                  McDonald's MTN
          1,525   4.125%, 06/01/13                                                         1,567
                                                                                 ---------------
STEEL & STEEL WORKS - 1.0%
                  Nucor
          1,300   4.875%, 10/01/12                                                         1,318
                                                                                 ---------------
TELECOMMUNICATIONS - 2.5%
                  AT&T
            500   5.800%, 02/15/19                                                           490

March 31, 2009                                         www.bishopstreetfunds.com

High Grade Income Fund (unaudited)

                             Schedule of Investments
                        as of March 31, 2009 (continued)

      Face
     Amount                                                                           Value
     (000)                                                                            (000)
---------------                                                                  ---------------
TELECOMMUNICATIONS (CONTINUED)
                  AT&T Wireless Services
$         1,300   8.125%, 05/01/12                                               $         1,417
                  Verizon Wireless Capital LLC (D)
          1,300   5.550%, 02/01/14                                                         1,301
                                                                                 ---------------
                                                                                           3,208
                                                                                 ---------------
TRANSPORTATION SERVICES - 0.3%
                  FedEx
            300   7.250%, 02/15/11                                                           310
                                                                                 ---------------
UTILITIES - 1.7%
                  Duke Energy
            350   6.300%, 02/01/14                                                           358
                  Hydro-Quebec
          1,425   7.500%, 04/01/16                                                         1,738
                                                                                 ---------------
                                                                                           2,096
                                                                                 ---------------
TOTAL CORPORATE OBLIGATIONS (Cost $61,140)                                                60,994
                                                                                 ---------------
                        U.S. TREASURY OBLIGATIONS - 21.9%
                  U.S. TIPS
          1,180   2.125%, 01/15/19                                                         1,256
                  U.S. Treasury Bonds
          2,750   7.500%, 11/15/16 (C)                                                     3,692
          3,800   7.250%, 05/15/16 (C)                                                     5,008
          1,500   7.250%, 08/15/22                                                         2,119
          1,700   6.375%, 08/15/27                                                         2,342
          2,500   6.250%, 08/15/23 (C)                                                     3,289
          1,100   6.000%, 02/15/26 (C)                                                     1,449
          1,000   5.250%, 11/15/28 (C)                                                     1,230
          1,000   5.000%, 05/15/37                                                         1,244
                  U.S. Treasury Notes
            600   4.750%, 08/15/17 (C)                                                       702
          1,250   4.250%, 11/15/14                                                         1,419
          1,600   4.250%, 08/15/15 (C)                                                     1,823
          1,100   4.125%, 08/31/12 (C)                                                     1,205
          1,000   4.000%, 02/15/14 (C)                                                     1,113
                                                                                 ---------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $23,801)                                            27,891
                                                                                 ---------------

March 31, 2009                                         www.bishopstreetfunds.com

High Grade Income Fund (unaudited)

                             Schedule of Investments
                        as of March 31, 2009 (continued)

      Face
     Amount                                                                           Value
     (000)                                                                            (000)
---------------                                                                  ---------------
                           U.S. GOVERNMENT AGENCY OBLIGATIONS - 17.6%
                  FHLB
$         1,000   6.000%, 07/10/13                                               $         1,013
            725   5.600%, 06/28/11                                                           786
            450   5.375%, 06/10/11                                                           487
          1,000   4.875%, 12/14/12                                                         1,096
                  FHLB, Ser KU10
          1,400   4.750%, 08/13/10                                                         1,468
                  FHLB, Ser VB15
          1,400   5.000%, 12/21/15                                                         1,563
                  FHLMC
            875   8.250%, 06/01/16                                                         1,040
          1,000   5.875%, 05/23/16                                                         1,075
          1,100   5.000%, 01/30/14                                                         1,221
            800   4.000%, 06/12/13                                                           845
          1,100   3.250%, 02/18/14                                                         1,103
                  FHLMC MTN
          1,000   5.000%, 10/27/14                                                         1,117
          1,900   4.250%, 05/22/13                                                         2,042
                  FNMA
          1,000   6.410%, 11/13/12                                                         1,148
          1,500   5.750%, 05/11/22                                                         1,547
          1,400   5.550%, 02/16/17                                                         1,448
            600   5.500%, 11/17/16                                                           614
            700   5.000%, 03/02/15                                                           780
          1,000   4.000%, 04/30/18 (E)                                                     1,002
                  FNMA MTN
          1,000   7.250%, 01/15/10                                                         1,049
                                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $21,469)                                                                         22,444
                                                                                 ---------------
                       U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS - 7.0%
                  FHLMC REMIC, Ser 2844, Cl VB
            188   5.500%, 12/15/19                                                           190
                  FHLMC REMIC, Ser 3070, Cl DH
            250   5.500%, 11/15/35                                                           251
                  FHLMC REMIC, Ser 3196, Cl CB
            603   5.250%, 08/15/11                                                           611
                  FHLMC REMIC, Ser R010, Cl AB
            903   5.500%, 12/15/19                                                           922
                  FNMA
            937   5.000%, 10/01/23                                                           973
            634   3.500%, 08/01/10                                                           639
                  FNMA REMIC, Ser B1, Cl BE
          1,037   5.450%, 12/25/20                                                         1,082
                  FNMA, Ser 33, Cl AB
          2,319   3.750%, 03/25/33                                                         2,330
                  FNMA, Ser 84, Cl KA
            505   5.000%, 09/25/36                                                           507
                  GNMA, Ser 7, Cl PE
          1,400   5.500%, 11/16/31                                                         1,450
                                                                                 ---------------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
   OBLIGATIONS (Cost $8,733)                                                               8,955
                                                                                 ---------------

March 31, 2009                                         www.bishopstreetfunds.com

High Grade Income Fund (unaudited)

                             Schedule of Investments
                        as of March 31, 2009 (continued)

      Face
     Amount                                                                           Value
  (000)/Shares                                                                        (000)
---------------                                                                  ---------------
                                 FOREIGN GOVERNMENT BONDS - 1.7%
                  Province of Ontario Canada (C)
$         1,200   2.750%, 02/22/11                                               $         1,228
                  Republic of Italy
          1,000   5.375%, 06/12/17                                                         1,012
                                                                                 ---------------

TOTAL FOREIGN GOVERNMENT BONDS (Cost $2,193)                                               2,240
                                                                                 ---------------
                                     MUNICIPAL BONDS - 1.4%
                  Michigan Municipal Bond Authority, RB, MERR Insured (A)
           500    8.877%, 09/01/48                                                           500
                  New Jersey State, Turnpike Authority, Ser B, RB, AMBAC
                     Insured, Pre-Refunded @ 100 (B)
         1,250    4.252%, 01/01/15                                                         1,253
                                                                                 ---------------
TOTAL MUNICIPAL BONDS (Cost $1,766)                                                        1,753
                                                                                 ---------------
                                  CASH EQUIVALENTS (G) - 18.3%
     2,939,251    AIM  Liquid Asset Fund, 0.809% (F)                                       2,939
     1,353,321    Black Rock FedFund, Institutional Shares, 0.318% (F)                     1,353
     2,939,251    Black Rock TempFund, Institutional Shares, 0.637% (F)                    2,939
     1,064,620    Dreyfus Cash Management Fund, Institutional Shares, 0.750%               1,065
     2,939,251    Dreyfus Institutional Cash Advantage Fund, 0.707% (F)                    2,939
     1,064,620    Fidelity Institutional Money Market Portfolio, Institutional
                     Shares, 0.980%                                                        1,065
     2,576,380    Goldman Sachs Financial Square Government Fund, 0.525% (F)               2,577
     2,939,251    JP Morgan Prime Money Market Fund, 0.774% (F)                            2,939
     2,576,380    JP Morgan U.S. Government Money Market Fund, 0.475% (F)                  2,577
     2,939,251    Merrill Lynch Select Institutional Fund, 0.684% (F)                      2,939
                                                                                 ---------------
TOTAL CASH EQUIVALENTS (Cost $23,332)                                                     23,332
                                                                                 ---------------

March 31, 2009                                         www.bishopstreetfunds.com

High Grade Income Fund (unaudited)

                             Schedule of Investments
                        as of March 31, 2009 (continued)

      Face
     Amount                                                                           Value
     (000)                                                                            (000)
---------------                                                                  ---------------
                         REPURCHASE AGREEMENT (F) - 0.3%
$           332   Bank of America 0.393%, dated 03/31/09, to be
                     repurchased on 04/01/09, repurchase price $331,506
                     (collateralized by a corporate obligation, par value
                     $344,701, 6.400%, 05/15/38, with a total market value of
                     $348,082)
TOTAL REPURCHASE AGREEMENT (Cost $332)                                           $           332
                                                                                 ---------------
TOTAL INVESTMENTS (Cost $142,766) + - (116.0%)                                   $       147,941
                                                                                 ===============

PERCENTAGES ARE BASED ON NET ASSETS OF $127,568 ($ THOUSANDS).

(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON MARCH 31, 2009. THE MATURITY DATE SHOWN IS THE NEXT SCHEDULED RESET DATE.

(B)  PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

(C) THIS SECURITY OR PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2009. THE TOTAL VALUE OF SECURITIES ON LOAN AT MARCH 31, 2009 WAS $21,067
     ($ THOUSANDS).

(D) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONS. AT MARCH 31, 2009, THESE SECURITIES AMOUNTED TO $1,301 ($ THOUSANDS), REPRESENTING 1.02% OF NET ASSETS OF THE FUND.

(E) STEP BOND -- COUPON RATE INCREASES IN INCREMENTS TO MATURITY. RATE DISCLOSED IS THE RATE IN EFFECT AS OF MARCH 31, 2009.

(F) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING. THE TOTAL VALUE OF SUCH SECURITIES AS OF MARCH 31, 2009 WAS $21,534 ($ THOUSANDS).

(G)  THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF MARCH 31, 2009.

AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
CL - CLASS
FHLB - FEDERAL HOME LOAN BANK
FHLMC - FEDERAL HOME LOAN MORTGAGE ASSOCIATION
FNMA - FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
LLC - LIMITED LIABILITY COMPANY
MTN - MEDIUM TERM NOTE
RB - REVENUE BOND
REMIC - REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER - SERIES
TIPS - TREASURY INFLATION-PROTECTED SECURITIES

COST FIGURES ARE SHOWN IN THOUSANDS.

+ AT MARCH 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $142,766 ($ THOUSANDS), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $6,702 ($ THOUSANDS) AND $(1,527) ($ THOUSANDS), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SEE END OF FORM N-Q FILING FOR FAS 157 DISCLOSURE.

BSF-QH-001-1000

March 31, 2009                                         www.bishopstreetfunds.com

                     Hawaii Municipal Bond Fund (unaudited)

                             Schedule of Investments
                              as of March 31, 2009

      Face
     Amount                                                                           Value
     (000)                                                                            (000)
---------------                                                                  ---------------
                                     MUNICIPAL BONDS - 98.7%
ARIZONA - 1.0%
                  Phoenix Civic Improvement, Senior Lein, Ser A, RB
$         1,435   5.000%, 07/01/21                                               $         1,539
                                                                                 ---------------
CALIFORNIA - 0.2%
                  San Jose Evergreen Community College District, Ser B,
                     GO, FSA Insured (A)
          1,000   5.816%, 09/01/28                                                           334
                                                                                 ---------------
GEORGIA - 0.4%
                  Main Street, Natural Gas, Ser B, RB
          1,000   5.000%, 03/15/18                                                           705
                                                                                 ---------------
HAWAII - 85.9%
                  Hawaii County, Refunding & Improvement Project, Ser A,
                     GO, NATL Re-insures FGIC Insured
            450   5.600%, 05/01/12                                                           500
            430   5.600%, 05/01/13                                                           485
                  Hawaii County, Ser A, GO, AMBAC Insured
          1,000   5.000%, 07/15/15                                                         1,115
                  Hawaii County, Ser A, GO, FSA Insured
            125   5.000%, 07/15/21                                                           131
          1,500   5.000%, 07/15/23                                                         1,549
                  Hawaii County, Ser A, GO, NATL Insured
          1,055   5.250%, 07/15/18                                                         1,139
            505   5.000%, 07/15/21                                                           539
          1,000   5.000%, 07/15/22                                                         1,051
          1,000   5.000%, 07/15/24                                                         1,027
                  Hawaii State, Airport System, RB, AMT, NATL Re-insures
                     FGIC Insured
          1,000   5.750%, 07/01/15                                                         1,007
            280   5.250%, 07/01/21                                                           268
                  Hawaii State, Airport System, Second Ser, RB, AMT, ETM
             50   6.900%, 07/01/12                                                            53
                  Hawaii State, Airport System, Ser B, RB, AMT, NATL
                     Re-insures FGIC Insured
          1,500   6.625%, 07/01/18                                                         1,523
            500   6.000%, 07/01/19                                                           500
                  Hawaii State, Department of Budget & Finance,
                     Chaminade University, RB, Radian Insured
          1,000   4.750%, 01/01/36                                                           673
                  Hawaii State, Department of Budget & Finance, Electric
                     Company & Subsidiary Project, RB, AMT, NATL Insured
            170   5.450%, 11/01/23                                                           144

March 31, 2009                                         www.bishopstreetfunds.com

                     Hawaii Municipal Bond Fund (unaudited)

                             Schedule of Investments
                         as of March 31, 2009(continued)

      Face
     Amount                                                                           Value
     (000)                                                                            (000)
---------------                                                                  ---------------
HAWAII (CONTINUED)
                  Hawaii State, Department of Budget & Finance, Electric
                     Company & Subsidiary Project, Ser A, RB, AMT, FGIC
                     Insured
$         1,500   4.800%, 01/01/25                                               $         1,230
                  Hawaii State, Department of Budget & Finance, Electric
                     Company & Subsidiary Project, Ser B, RB, AMT, XLCA
                     Insured
          1,025   5.000%, 12/01/22                                                           921
                  Hawaii State, Department of Budget & Finance, Hawaiian
                     Electric, Ser A, RB, AMT, AMBAC Insured
            675   5.100%, 09/01/32                                                           522
                  Hawaii State, Department of Budget & Finance, Hawaiian
                     Electric, Ser A, RB, AMT, FGIC Insured
          1,000   4.650%, 03/01/37                                                           583
                  Hawaii State, Department of Budget & Finance, Hawaiian
                     Electric, Ser A, RB, AMT, NATL Insured
          2,700   5.650%, 10/01/27                                                         2,285
                  Hawaii State, Department of Budget & Finance, Hawaiian
                     Electric, Ser C, RB, AMT, AMBAC Insured
          1,000   6.200%, 11/01/29                                                           887
                  Hawaii State, Department of Budget & Finance, Mid Pacific
                     Institute, RB, Radian Insured
          1,000   5.000%, 01/01/26                                                           785
          1,000   4.625%, 01/01/31                                                           699
                  Hawaii State, Department of Hawaiian Home Lands,
                     Kapolei Office Facilities, Ser A, COP, FSA Insured
          2,000   5.000%, 11/01/31                                                         1,958
                  Hawaii State, Harbor System, Ser A, RB, AMT, FSA Insured
          2,025   5.750%, 07/01/17                                                         2,082
            770   5.750%, 07/01/29                                                           772
          1,210   5.700%, 07/01/16                                                         1,246
          1,000   5.600%, 07/01/15                                                         1,031
                  Hawaii State, Harbor System, Ser B, RB, AMT, AMBAC Insured
            200   5.500%, 07/01/19                                                           210
                  Hawaii State, Harbor System, Ser B, RB, AMT, FSA Insured
          1,000   5.000%, 01/01/13                                                         1,065
                  Hawaii State, Highway, RB, FSA Insured
          2,000   5.000%, 07/01/12                                                         2,228
                  Hawaii State, Highway, Ser A, RB, FSA Insured
          1,725   5.000%, 07/01/21                                                         1,812
          1,565   5.000%, 07/01/22                                                         1,631
          1,805   5.000%, 07/01/23                                                         1,863
                  Hawaii State, Highway, Ser B, RB, FSA Insured
          2,300   5.000%, 07/01/16                                                         2,524

March 31, 2009                                         www.bishopstreetfunds.com

                     Hawaii Municipal Bond Fund (unaudited)

                             Schedule of Investments
                         as of March 31, 2009(continued)

      Face
     Amount                                                                           Value
     (000)                                                                            (000)
---------------                                                                  ---------------
HAWAII (CONTINUED)
                  Hawaii State, Housing Finance & Development, Ser A, RB,
                     AMT, FNMA Collateral
$         2,500   5.350%, 07/01/18                                               $         2,508
                  Hawaii State, Housing Finance & Development,
                     Single-Family Housing, Ser A, RB, AMT, FNMA Collateral
            285   5.750%, 07/01/30                                                           284
            620   5.400%, 07/01/30                                                           602
                  Hawaii State, Housing Finance & Development,
                     Single-Family Housing, Ser B, RB, FNMA Collateral
          1,000   5.450%, 07/01/17                                                         1,001
                  Hawaii State, Housing Finance & Development, University
                     of Hawaii Faculty Housing Project, RB, AMBAC Insured
            590   5.650%, 10/01/16                                                           590
                  Hawaii State, Kapolei Office Building, Ser A, COP, AMBAC
                     Insured
          1,475   5.250%, 05/01/13                                                         1,491
          1,000   5.000%, 05/01/16                                                         1,010
          1,000   5.000%, 05/01/17                                                         1,011
            500   5.000%, 05/01/18                                                           506
                  Hawaii State, No. 1 Capitol District State Office, COP,
                     NATL Insured
          1,000   5.200%, 05/01/14                                                         1,027
                  Hawaii State, RB
            300   5.500%, 07/01/18                                                           354
            500   5.500%, 01/01/25                                                           552
                  Hawaii State, Ser CL-FGIC-TCRS, GO Insured
          1,000   6.000%, 03/01/11                                                         1,091
                  Hawaii State, Ser CM, GO, NATL Re-insures FGIC Insured
          2,000   6.500%, 12/01/13                                                         2,399
                  Hawaii State, Ser CU, GO, NATL Insured
            550   5.750%, 10/01/12                                                           587
                  Hawaii State, Ser CU, GO, NATL Insured, Pre-Refunded
                     @ 100 (B)
             25   5.750%, 10/01/10                                                            27
                  Hawaii State, Ser CV, GO, NATL Re-insures FGIC Insured
            475   5.375%, 08/01/18                                                           503
          1,620   5.375%, 08/01/19                                                         1,708
          1,000   5.250%, 08/01/21                                                         1,036
                  Hawaii State, Ser CX, GO, FSA Insured
          1,000   5.500%, 02/01/16                                                         1,080
          1,000   5.500%, 02/01/21                                                         1,054
                  Hawaii State, Ser CZ, GO, FSA Insured
            225   5.250%, 07/01/16                                                           243
                  Hawaii State, Ser DA, GO, NATL Insured
            850   5.250%, 09/01/23                                                           891

March 31, 2009                                         www.bishopstreetfunds.com

                     Hawaii Municipal Bond Fund (unaudited)

                             Schedule of Investments
                         as of March 31, 2009(continued)

      Face
     Amount                                                                           Value
     (000)                                                                            (000)
---------------                                                                  ---------------
HAWAII (CONTINUED)
                  Hawaii State, Ser DB, GO, NATL Insured
$           200   5.250%, 09/01/15                                               $           222
                  Hawaii State, Ser DD, GO, NATL Insured
          2,500   5.250%, 05/01/15                                                         2,813
          1,000   5.000%, 05/01/16                                                         1,100
                  Hawaii State, Ser DF, GO, AMBAC Insured
          1,000   5.000%, 07/01/18                                                         1,098
          1,250   5.000%, 07/01/21                                                         1,352
             90   5.000%, 07/01/22                                                            96
                  Hawaii State, Ser DG, GO, AMBAC Insured
          1,000   5.000%, 07/01/16                                                         1,128
                  Hawaii State, Ser DJ, GO, AMBAC Insured
            500   5.000%, 04/01/13                                                           557
            300   5.000%, 04/01/15                                                           340
          1,425   5.000%, 04/01/17                                                         1,619
                  Hawaii State, Ser DK, GO
            500   5.000%, 05/01/20                                                           546
                  Hawaii State, Ser DO, GO
          1,000   5.000%, 08/01/16                                                         1,139
                  Honolulu City & County, 1st Board Resolution, Senior Ser
                     C, RB, NATL Insured
            250   5.000%, 07/01/31                                                           247
                  Honolulu City & County, 2nd Board Resolution, Junior Ser
                     A-1, RB, NATL Insured
            815   5.000%, 07/01/22                                                           868
            630   5.000%, 07/01/23                                                           664
                  Honolulu City & County, 2nd Board Resoluton, Junior Ser
                     B-1, RB, NATL Insured
            865   5.000%, 07/01/23                                                           912
                  Honolulu City & County, Board of Water Supply, Ser A, RB,
                     FGIC Insured, Pre-Refunded @ 100 (B)
          1,700   4.750%, 07/01/14                                                         1,928
          2,000   4.750%, 07/01/14                                                         2,268
                  Honolulu City & County, Board of Water Supply, Ser A, RB,
                     NATL Re-insures FGIC Insured
          2,000   5.000%, 07/01/33                                                         2,000
                  Honolulu City & County, Board of Water Supply, Ser B, RB,
                     AMT, NATL Insured
          1,000   5.250%, 07/01/20                                                           929
          1,000   5.250%, 07/01/21                                                           920
            325   5.000%, 07/01/15                                                           323
                  Honolulu City & County, GO, ETM, FGIC Insured
          1,000   6.000%, 12/01/12                                                         1,167
                  Honolulu City & County, Junior Ser A-1, RB, NATL Insured
            200   4.500%, 07/01/13                                                           217
                  Honolulu City & County, Ser A, GO
          1,000   5.750%, 04/01/12                                                         1,116
                  Honolulu City & County, Ser A, GO, NATL Insured
            625   5.250%, 03/01/17                                                           678
            500   5.250%, 03/01/28                                                           515

March 31, 2009                                         www.bishopstreetfunds.com

Hawaii Municipal Bond Fund (unaudited)

                             Schedule of Investments
                        as of March 31, 2009 (continued)

     Face
    Amount                                                                           Value
     (000)                                                                           (000)
---------------                                                                  ---------------
HAWAII (CONTINUED)
                  Honolulu City & County, Ser A, GO, NATL Insured  (continued)
$         1,100   5.000%, 07/01/14                                               $         1,244
          2,800   5.000%, 07/01/21                                                         2,996
          2,680   5.000%, 07/01/26                                                         2,755
                  Honolulu City & County, Ser A, GO, NATL Re-insures
                     FGIC Insured
             55   6.000%, 01/01/10                                                            57
                  Honolulu City & County, Ser B, GO, NATL Insured
          1,500   5.000%, 07/01/16                                                         1,682
                  Honolulu City & County, Ser B, RB, NATL Insured
            735   4.250%, 07/01/17                                                           801
                  Honolulu City & County, Ser C, GO, NATL Insured
            600   5.000%, 07/01/16                                                           669
                  Honolulu City & County, Ser C, GO, NATL Re-insures
                     FGIC Insured
          1,865   5.125%, 07/01/15                                                         1,895
          1,020   5.125%, 07/01/17                                                         1,035
                  Honolulu City & County, Ser D, GO, AMT, NATL
                     Re-insures FGIC Insured
            245   4.850%, 02/01/10                                                           252
                  Honolulu City & County, Ser D, GO, NATL Insured
            885   5.000%, 07/01/19                                                           949
          1,700   5.000%, 07/01/23                                                         1,774
                  Honolulu City & County, Ser E, GO, NATL Re-insures
                     FGIC Insured
          1,500   5.250%, 07/01/20                                                         1,627
                  Honolulu City & County, Ser F, GO FSA - Credit FGIC Insured
            820   5.000%, 07/01/24                                                           863
                  Honolulu City & County, Waipahu Towers Project, Ser A,
                     RB, AMT, GNMA Collateral
            200   6.900%, 06/20/35                                                           223
                  Honolulu Hawaii City & County, Senior Ser A, RB, NATL
                     Insured
            500   5.000%, 07/01/20                                                           536
          1,000   5.000%, 07/01/36                                                           967
                  Honolulu Hawaii City & County, Ser A, GO, FSA Insured
            275   5.000%, 07/01/24                                                           293
                  Honolulu Hawaii City & County, Ser A, GO, NATL Insured
            725   5.250%, 03/01/18                                                           780
          1,000   5.250%, 03/01/20                                                         1,065
          1,500   5.250%, 03/01/24                                                         1,574
            550   5.000%, 07/01/25                                                           568
          1,000   5.000%, 07/01/27                                                         1,021
                  Honolulu Hawaii City & County, Ser A, RB, FSA Insured
          1,000   5.000%, 07/01/23                                                         1,046
                  Honolulu Hawaii City & County, Ser B, GO, NATL Insured
          2,000   5.000%, 07/01/15                                                         2,230
          4,950   5.000%, 07/01/17                                                         5,397

March 31, 2009                                         www.bishopstreetfunds.com

Hawaii Municipal Bond Fund (unaudited)

                             Schedule of Investments
                        as of March 31, 2009 (continued)

     Face
    Amount                                                                            Value
     (000)                                                                            (000)
---------------                                                                  ---------------
HAWAII (CONTINUED)
                  Kauai County, Ser A, GO, NATL Insured
$         1,500   5.000%, 08/01/25                                               $         1,518
                  Kauai County, Ser A, GO, NATL Re-insures FGIC Insured
          1,610   5.000%, 08/01/21                                                         1,688
          1,440   5.000%, 08/01/23                                                         1,479
                  Maui County, GO, NATL Insured
            100   5.000%, 03/01/17                                                           109
          1,100   5.000%, 03/01/24                                                         1,144
                  Maui County, Hawaii, Ser A, GO, NATL Insured
          1,000   5.000%, 07/01/19                                                         1,094
                  Maui County, Ser A, GO
            260   5.375%, 03/01/12                                                           279
                  Maui County, Ser A, GO, FSA Insured
          1,000   3.500%, 07/01/16                                                         1,060
                  Maui County, Ser A, GO, NATL Insured
          1,000   4.750%, 07/01/25                                                         1,007
                  Maui County, Ser A, GO, Pre-Refunded @ 100 (B)
            225   5.375%, 03/01/11                                                           244
                  Maui County, Ser B, GO, NATL Insured
            500   5.000%, 07/01/16                                                           574
            500   5.000%, 09/01/17                                                           541
                  University of Hawaii, Ser A, RB, AGC-ICC NATL Insured
          1,400   5.000%, 10/01/23                                                         1,472
                  University of Hawaii, Ser A, RB, FGIC Insured,
                     Pre-Refunded @ 100 (B)
          1,605   5.500%, 07/15/12                                                         1,823
            500   5.125%, 07/15/12                                                           562
                  University of Hawaii, Ser A, RB, NATL Insured
            150   5.000%, 07/15/19                                                           160
            975   5.000%, 07/15/21                                                         1,028
            150   5.000%, 07/15/22                                                           157
                  University of Hawaii, Ser B, RB, FSA Insured
            320   5.250%, 10/01/16                                                           337
            775   5.250%, 10/01/17                                                           813
                                                                                 ---------------
                                                                                         137,743
                                                                                 ---------------
ILLINOIS - 1.6%
                  Chicago O'Hare International Airport, General Airport, Ser E,
                     RB, CIFG Insured
          1,550   5.250%, 01/01/22                                                         1,577
                  Illinois State, Finance Authority, Hospital Sisters Services,
                     Ser A, RB
          1,000   5.000%, 03/15/27                                                           905
                                                                                 ---------------
                                                                                           2,482
                                                                                 ---------------
INDIANA - 1.5%
                  Indiana Finance Authority, Highway Revenue, Ser A, RB,
                     NATL Re-insures FGIC Insured
          1,200   4.500%, 06/01/27                                                         1,148

March 31, 2009                                         www.bishopstreetfunds.com

Hawaii Municipal Bond Fund (unaudited)

                             Schedule of Investments
                        as of March 31, 2009 (continued)

     Face
    Amount                                                                            Value
     (000)                                                                            (000)
---------------                                                                  ---------------
INDIANA (CONTINUED)
                  Indiana State, Health & Educational Facilities Financing
                     Authority, Clarian Health Obligation, Ser A, RB
$           500   5.000%, 02/15/39                                               $           363
                  Wayne Township School Building, RB, NATL-Re-insures
                     FGIC Insured
          1,000   3.500%, 07/15/24                                                           871
                                                                                 ---------------
                                                                                           2,382
                                                                                 ---------------
NEVADA - 0.6%
                  Las Vegas New Convention & Visitors Authority, RB,
                     AMBAC Insured
          1,055   5.000%, 07/01/28                                                         1,019
                                                                                 ---------------

OKLAHOMA - 2.2%
                  Durant Community Facilities Authority, GO, XLCA Insured
          1,730   5.750%, 11/01/24                                                         1,815
                  Tulsa Industrial Authority, University of Tulsa, RB
          2,000   5.000%, 10/01/37                                                         1,658
                                                                                 ---------------
                                                                                           3,473
                                                                                 ---------------
PUERTO RICO - 1.3%
                  Commonwealth of Puerto Rico, GO, NATL Insured
          1,500   6.000%, 07/01/15                                                         1,521
                  Commonwealth of Puerto Rico, Public Improvement, GO,
                     FSA Insured, Pre-Refunded @ 100 (B)
             55   5.000%, 07/01/11                                                            60
                  Puerto Rico, Electric Power Authority, Ser HH, RB, FSA
                     Insured, Pre-Refunded @ 101 (B)
            500   5.250%, 07/01/10                                                           535
                                                                                 ---------------
                                                                                           2,116
                                                                                 ---------------
SOUTH CAROLINA - 1.3%
                  Edisto Beach, GO
            735   5.000%, 04/01/37                                                           725
                  Sumter South Carolina, Waterworks & Sewer Improvement
                     Systems, RB, XLCA Insured
            500   5.000%, 12/01/21                                                           522
            840   5.000%, 12/01/24                                                           849
                                                                                 ---------------
                                                                                           2,096
                                                                                 ---------------
TEXAS - 2.7%
                  Alamo Community College District, GO, NATL Re-insures
                     FGIC Insured
          1,000   4.500%, 08/15/26                                                           980
                  City of El Paso Texas, GO
            500   4.000%, 08/15/16                                                           535
                  North Texas Tollway Authority, RB, Assured Guarentee
                     Insured (A)
          5,000   5.364%, 01/01/30                                                         1,395

March 31, 2009                                         www.bishopstreetfunds.com

Hawaii Municipal Bond Fund (unaudited)

                             Schedule of Investments
                        as of March 31, 2009 (continued)

     Face
    Amount                                                                           Value
     (000)                                                                           (000)
---------------                                                                  --------------
TEXAS (CONTINUED)
                  University of Texas, Permanent University Fund, Ser B, RB
$         1,600   4.500%, 07/01/33                                               $        1,455
                                                                                 --------------
                                                                                          4,365
                                                                                 --------------
TOTAL MUNICIPAL BONDS (Cost $159,702)                                                   158,254
                                                                                 --------------
TOTAL INVESTMENTS (Cost $159,702) + - (98.7%)                                    $      158,254
                                                                                 ==============

PERCENTAGES ARE BASED ON NET ASSETS OF $160,263 ($ THOUSANDS).

(A) ZERO COUPON SECURITY - THE RATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(B)  PRE-REFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

AGC - AMERICAN GUARANTEE CORPORATION
AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
AMT - ALTERNATIVE MINIMUM TAX
CIFG - CIFG ASSURANCE NORTH AMERICA, INC.
COP - CERTIFICATE OF PARTICIPATION
ETM - ESCROWED TO MATURITY
FGIC - FINANCIAL GUARANTEE INSURANCE CORPORATION
FNMA - FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA - FINANCIAL SECURITY ASSURANCE
GNMA - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO - GENERAL OBLIGATION
NATL - NATIONAL PUBLIC FINANCE GUARANTEE CORP., FORMERLY MBIA INSURANCE CORPORATION OF ILLINOIS
RB - REVENUE BOND
SER - SERIES
TCRS - TAX CREDIT RETURN SUMMARY
XLCA - XL CAPITAL

COST FIGURES ARE SHOWN IN THOUSANDS.

+ AT MARCH 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $159,702 ($ THOUSANDS) AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $3,663 ($ THOUSANDS) AND $(5,111) ($ THOUSANDS), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SEE END OF FORM N-Q FILING FOR FAS 157 DISCLOSURE.

BSF-QH-001-1000

March 31, 2009                                         www.bishopstreetfunds.com

Government Money Market Fund (unaudited)

                             Schedule of Investments
                              as of March 31, 2009

     Face
    Amount                                                                             Value
     (000)                                                                             (000)
---------------                                                                  ---------------
                         U.S. GOVERNMENT AGENCY OBLIGATIONS (A) - 73.0%
                  FHLB
$         5,000   0.815%, 12/01/09                                               $         4,973
          3,000   0.461%, 06/11/09                                                         2,997
         12,000   0.400%, 04/27/09                                                        11,997
          2,000   0.351%, 05/14/09                                                         1,999
          1,992   0.340%, 04/20/09                                                         1,992
          7,000   0.340%, 04/24/09                                                         6,999
          9,000   0.339%, 05/26/09                                                         8,995
          3,000   0.295%, 05/15/09                                                         2,999
          8,000   0.260%, 04/17/09                                                         7,999
          2,000   0.250%, 05/11/09                                                         1,999
          2,000   0.210%, 04/14/09                                                         2,000
          2,600   0.210%, 04/15/09                                                         2,600
          2,000   0.200%, 04/16/09                                                         2,000
          1,100   0.150%, 04/01/09                                                         1,100
          5,000   0.083%, 04/03/09                                                         5,000
                  FHLMC
          2,000   1.310%, 06/23/09                                                         1,994
          5,000   1.054%, 04/28/09                                                         4,996
          5,000   1.004%, 04/17/09                                                         4,998
          5,000   0.954%, 04/21/09                                                         4,997
          5,000   0.521%, 09/08/09                                                         4,988
          2,000   0.451%, 06/01/09                                                         1,998
          7,500   0.360%, 06/30/09                                                         7,493
          2,000   0.330%, 04/23/09                                                         2,000
          3,250   0.320%, 04/22/09                                                         3,249
          1,850   0.300%, 04/14/09                                                         1,850
          1,965   0.130%, 04/01/09                                                         1,965
          5,200   0.110%, 05/28/09                                                         5,199
                  FNMA
          3,000   1.166%, 05/13/09                                                         2,996
          3,000   1.156%, 05/01/09                                                         2,997
          7,000   0.551%, 07/30/09                                                         6,987
          3,500   0.300%, 06/10/09                                                         3,498
         10,000   0.270%, 05/11/09                                                         9,997
          3,000   0.200%, 04/15/09                                                         3,000
          6,020   0.150%, 04/01/09                                                         6,020
                                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $146,871)                                                                       146,871
                                                                                 ---------------
                              U.S. TREASURY OBLIGATIONS (A) - 9.7%
                  U.S. Cash Management Bills
          2,500   0.805%, 04/29/09                                                         2,499
          4,000   0.260%, 09/15/09                                                         3,991
                  U.S. Treasury Bills
          5,000   0.306%, 05/14/09                                                         4,998
          6,000   0.542%, 11/19/09                                                         5,974
          2,000   0.678%, 12/17/09                                                         1,990
                                                                                 ---------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $19,452)                                            19,452
                                                                                 ---------------

March 31, 2009                                         www.bishopstreetfunds.com

Government Money Market Fund (unaudited)

                             Schedule of Investments
                        as of March 31, 2009 (continued)

                                                                                      Value
    Shares                                                                            (000)
---------------                                                                  ---------------
                                  CASH EQUIVALENTS (B) - 17.4%
     11,525,381   AIM STIT Government & Agency Portfolio, 0.140%                 $        11,525
     11,874,635   Dreyfus Government Cash Management Fund, Institutional
                     Shares, 0.340%                                                       11,875
     11,525,381   Fidelity Institutional Money Market Funds, Institutional
                     Shares, 0.670%                                                       11,525
                                                                                 ---------------
TOTAL CASH EQUIVALENTS (Cost $34,925)                                                     34,925
                                                                                 ---------------
TOTAL INVESTMENTS (Cost $201,248) + - (100.1%)                                   $       201,248
                                                                                 ===============

PERCENTAGES ARE BASED ON NET ASSETS OF $201,122 ($ THOUSANDS).

(A) THE RATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(B)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF MARCH 31, 2009.

FHLB - FEDERAL HOME LOAN BANK
FHLMC - FEDERAL HOME LOAN MORTGAGE ASSOCIATION
FNMA - FEDERAL NATIONAL MORTGAGE ASSOCIATION

COST FIGURES ARE SHOWN IN THOUSANDS.

+    FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
     COST.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SEE END OF FORM N-Q FILING FOR FAS 157 DISCLOSURE.

BSF-QH-001-1000

March 31, 2009                                         www.bishopstreetfunds.com

Treasury Money Market Fund (unaudited)

                             Schedule of Investments
                              as of March 31, 2009

  Face Amount                                                                         Value
 (000)/Shares                                                                         (000)
---------------                                                                  ---------------
                             U.S. TREASURY OBLIGATIONS (A) - 87.8%
                  U.S. Cash Management Bills
$        10,000   0.110%, 05/15/09                                               $         9,999
                  U.S. Treasury Bills
          5,000   0.024%, 04/23/09                                                         5,000
         15,000   0.179%, 04/30/09                                                        14,998
          5,000   0.300%, 05/21/09                                                         4,998
          2,000   0.294%, 05/28/09                                                         1,999
         12,000   0.186%, 06/11/09                                                        11,996
          8,000   0.150%, 06/25/09                                                         7,997
          5,000   0.542%, 11/19/09                                                         4,982
                                                                                 ---------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $61,969)                                            61,969
                                                                                 ---------------
                                  CASH EQUIVALENTS (B) - 12.2%
      2,855,234   AIM STIT Treasury Portfolio, 0.050%                                      2,855
      2,855,234   BlackRock Liquidity Funds Treasury Trust
                     Fund Portfolio, 0.030%                                                2,855
      2,941,756   Dreyfus Treasury Cash Management, 0.110%                                 2,942
                                                                                 ---------------
TOTAL CASH EQUIVALENTS (Cost $8,652)                                                       8,652
                                                                                 ---------------
TOTAL INVESTMENTS (Cost $70,621) + - (100.0%)                                    $        70,621
                                                                                 ===============

PERCENTAGES ARE BASED ON NET ASSETS OF $70,592 ($ THOUSANDS).

(A) THE RATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(B)  THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF MARCH 31, 2009.

COST FIGURES ARE SHOWN IN THOUSANDS.

+    FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
     COST.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SEE END OF FORM N-Q FILING FOR FAS 157 DISCLOSURE.

BSF-QH-001-1000

March 31, 2009                                         www.bishopstreetfunds.com

     In September, 2006, the Financial Accounting Standards Board ("FASB") released STATEMENT OF FINANCIAL ACCOUNTING STANDARDS ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Fund adopted SFAS No. 157 on January 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

     - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

     - Level 2 -- Quoted prices which are not in active markets, or inputs that are observable (either directly or indirectly) for substantially similar assets.

     - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

     As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, whose fair value measurement considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Fund's investments are measured at March 31, 2009:

  INVESTMENTS IN SECURITIES    LEVEL 1   LEVEL 2    LEVEL 3     TOTAL
----------------------------   -------   --------   -------   --------
Strategic Growth Fund          $ 60,31   $     --   $    --   $ 60,319
Large Cap Core Equity Fund      52,277         --        --     52,277
High Grade Income Fund          23,664    124,277        --    147,941
Hawaii Municipal Bond Fund          --    158,254        --    158,254
Government Money Market Fund    34,925    166,323        --    201,248
Treasury Money Market Fund       8,652     61,969        --     70,621

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               Bishop Street Funds


By (Signature and Title)*                  \s\ Philip T. Masterson
                                           -------------------------------------
                                           Philip T. Masterson, President

Date: May 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  \s\ Philip T. Masterson
                                           -------------------------------------
                                           Philip T. Masterson, President

Date: May 27, 2009


By (Signature and Title)*                  \s\ Michael Lawson
                                           -------------------------------------
                                           Michael Lawson
                                           Treasurer, Controller & CFO

Date: May 27, 2009

* Print the name and title of each signing officer under his or her signature.